STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
STATEMENTS OF OPERATIONS [Abstract]
Revenue	$ 151,274	$ 70,220	$ 951,559	$ 468,125
Cost of goods sold	95,968	31,083	385,323	189,707
Gross margin	55,306	39,137	566,236	278,418
General and administrative expense	(127,795)	1,179,281	4,882,549	7,530,037
Operations expense	21,317	265,274	972,830	1,096,969
Sales and marketing expense	233,957	204,920	1,178,305	578,793
Interest expense	$ 153,622	18,123	377,719	636,503
Loss (gain) on valuation of equity-linked financial instruments		(11,468)	(11,599)	(157,580)
Total Expense	$ 281,101	1,656,130	7,399,804	9,684,722
Net loss available to common shareholders	$ (225,795)	$ (1,616,993)	$ (6,833,568)	$ (9,406,304)
Loss per common share - basic and diluted (in dollars per share)	$ (0.07)	$ (0.55)	$ (2.29)	$ (4.64)
Weighted average shares used in computation - basic and diluted (in shares)	3,100,244	2,949,651	2,990,471	2,026,115